Business Combination (Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition) (Detail) - JPY (¥) ¥ in Millions	Dec. 06, 2016	May 02, 2016	Nov. 03, 2015	Oct. 19, 2015	Sep. 04, 2015
Ceyoniq Technology GmbH
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			¥ 1,113
Ceyoniq Technology GmbH | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			478
Ceyoniq Technology GmbH | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			480
Ceyoniq Technology GmbH | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			¥ 155
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				¥ 2,617
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				1,411
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				458
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				¥ 748
Nihon Inter Electronics Corporation
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					¥ 1,760
Nihon Inter Electronics Corporation | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					388
Nihon Inter Electronics Corporation | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					887
Nihon Inter Electronics Corporation | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					20
Nihon Inter Electronics Corporation | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					¥ 465
SGS Tool Company
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 1,432
SGS Tool Company | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		1,160
SGS Tool Company | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		59
SGS Tool Company | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 213
Annodata Limited and Annodata Communication Systems Limited
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 4,944
Annodata Limited and Annodata Communication Systems Limited | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	3,529
Annodata Limited and Annodata Communication Systems Limited | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	252
Annodata Limited and Annodata Communication Systems Limited | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 1,163